Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Crew wages and related costs	$ 10,312	$ 8,090	$ 8,259
Insurance	1,114	1,014	1,176
Spares, repairs and maintenance	2,983	1,877	2,981
Lubricants	1,152	925	912
Stores	2,067	1,914	2,325
Other	611	522	437
Total	$ 18,239	$ 14,342	$ 16,090